B A R O N
                                   F U N D S(r)

>Baron Asset Fund >Baron Growth Fund >Baron Small Cap Fund >Baron iOpportunity Fund >Baron Fifth Avenue Growth Fund

       Supplement dated March 3, 2006 to Prospectus dated January 27, 2006


     Effective immediately, the Baron Funds(r) (the "Funds") prospectus is modified as follows.


     On pages 16 and 17 of the prospectus, under "MANAGEMENT OF THE FUNDS, "the second and third full paragraphs are deleted in their entirety and replaced with the following:

          Ronald Baron is the founder, chief executive officer and chairman of the Adviser and BCG (and its subsidiaries) and, with his family, is the principal owner of BCG.

          The portfolio managers for the Funds are senior members of BAMCO's research team, and are responsible for stock selection and the portfolio structure. Mr. Baron has been the portfolio manager of Baron Asset Fund and Baron Growth Fund since their inception. He has managed money for others since 1975. As of July 23, 2003, Andrew Peck is a co-portfolio manager of Baron Asset Fund. Mr. Peck is a Vice President of Baron Funds and has worked at Baron Funds as an analyst since
          February 1998. Before that he was an analyst at a large brokerage firm. Mr. Baron and Mr. Peck collaborate on all investment decisions. Differences of opinion are discussed until both portfolio managers agree on a decision. Cliff Greenberg has been the portfolio manager of Baron Small Cap Fund since its inception. Mr. Greenberg joined Baron Funds in January of 1997. He was a general partner and portfolio manager at HPB Associates, L.P., an investment partnership from January 1990 until he joined Baron Funds. As of March 3, 2006, Baron Fifth Avenue Growth Fund is managed by a team of Messrs. Baron, Greenberg and Peck. BAMCO is in the process of searching for a new portfolio manager with large cap expertise who is expected to take over the day to day management of this Fund. The team arrangement will remain until that manager is in place. As of March 3, 2006, Baron iOpportunity Fund is managed by Michael Lippert. Since December 2001, Mr. Lippert has been an analyst for the Baron iOpportunity Fund. From April 2001 to December 2001, Mr. Lippert was a research analyst and general counsel for JLF Asset Management and from 2000 to 2001, he was a partner in the New York office of Baker & Botts. Each of the portfolio managers named above may serve as portfolio managers or analysts for other products offered by affiliates that could conflict with their responsibilities to the Funds for which they are portfolio managers. The Funds' Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager's ownership of securities in the Funds.


This information supplements the prospectus dated January 27, 2006. This supplement and the prospectus constitute a current prospectus. To request another copy of the prospectus, please call 1-800-992-2766 or visit our website at BaronFunds.com.

                               >Baron Asset Fund
                               >Baron Growth Fund
                              >Baron Small Cap Fund
                             >Baron iOpportunity Fund
                         >Baron Fifth Avenue Growth Fund

                         Supplement dated March 3, 2006
          to Statement of Additional Information dated January 27, 2006


     Effective immediately, the Baron Funds(r) (the "Funds") statement of additional information ("SAI") is modified as follows. Under "MANAGEMENT OF THE FUNDS," of the SAI, starting on page 11, the entire section is deleted in its entirety and replaced with the following:

          Portfolio Managers

          Baron Asset Fund                                 Ronald Baron
                                                           Andrew Peck

          Baron Growth Fund                                Ronald Baron

          Baron Small Cap Fund                             Clifford Greenberg

          Baron iOpportunity Fund                          Michael Lippert

          Baron Fifth Avenue Growth Fund                   Ronald Baron
                                                           Clifford Greenberg
                                                           Andrew Peck

Other Accounts Managed

As of March 3, 2006:

                                                                               NUMBER OF
                                                                              ADDITIONAL                 TOTAL
       PORTFOLIO MANAGER                    TYPE OF ACCOUNT                    ACCOUNTS                 ASSETS
-------------------------------------------------------------------------------------------------------------------------
Ronald Baron                     Registered Investment Companies                   7            $2,463 million

                                 Other pooled investment vehicles                  5(1)         $  162 million(1)

                                 Other Accounts                                   54            $  520 million
-------------------------------------------------------------------------------------------------------------------------
Andrew Peck                      Other pooled investment vehicles                  1            $  101 million
-------------------------------------------------------------------------------------------------------------------------
Clifford Greenberg               Registered Investment Companies                   0            $            0
-------------------------------------------------------------------------------------------------------------------------
Michael Lippert                  Registered Investment Companies                   0            $            0
-------------------------------------------------------------------------------------------------------------------------

(1) For 2 of the accounts with total assets of $72 million, the advisory fee is based on performance, although one account ($57 million) is a fund of funds

Potential Conflicts of Interest

Conflicts of interest could arise in connection with managing a Fund along with other Funds and other clients of the Adviser and clients of the Adviser's affiliated investment advisers. Because of market conditions, client investment guidelines and the consideration of such factors as current holidays, cash availability, and diversification considerations, not all investment opportunities will be available to all Funds and clients at all times. The Adviser has allocation policies designed to ensure that no Fund or client is systematically given preferential treatment over time. The Funds' Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board of the Funds annually. Because an investment opportunity may be suitable for multiple accounts, a Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Funds and clients managed by the Adviser and its affiliates.

To the extent that a Fund's portfolio manager has responsibilities for managing other client accounts, the portfolio manager divides his time and attention among relevant accounts.

A conflict could arise when a portfolio manager has an investment in one Fund as opposed to another or has a larger investment in one Fund than in others he manages. The Adviser could also receive a performance-based fee with respect to certain accounts.

The Adviser believes that it has policies and procedures in place that address the Fund's potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.


Compensation

Mr. Baron's compensation is fixed, based on a three year contract that expired on February 28, 2006. A new multi-year contract on the same general terms is being negotiated. His compensation includes a fixed base salary and a bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management, and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

The compensation for Messrs. Greenberg, Lippert, and Peck includes a base salary and an annual bonus. Their bonuses are subjectively determined by the Firm's chief executive officer and the Firm's president. It is based on the assessment of Messrs. Greenberg's, Lippert's and Peck's individual long-term investment performance, their respective overall contribution to the Firm, and the Firm's profitability. In addition Messrs. Greenberg and Peck own equity in Baron Capital Group and are eligible for special bonuses based on the Firm achieving its long-term growth and profitability objectives.

Ownership of Portfolio Manager

As of March 2, 2006, the Portfolio Manager ownership of Fund Shares was:

                                                                                           DOLLAR RANGE OF
           PORTFOLIO MANAGER                             FUND                             FUND SHARES OWNED
----------------------------------------------------------------------------------------------------------------------
Ronald Baron                            Baron Asset Fund                                   Over $1,000,000
                                        Baron Growth Fund                                  Over $1,000,000
                                        Baron Small Cap Fund                               Over $1,000,000
                                        Baron iOpportunity Fund                            Over $1,000,000
                                        Baron Fifth Avenue Growth Fund                     Over $1,000,000
----------------------------------------------------------------------------------------------------------------------
Andrew Peck                             Baron Asset Fund                                   $100,001-$500,000
                                        Baron Small Cap Fund                               $100,001-$500,000
                                        Baron iOpportunity Fund                               $1-$10,000
                                        Baron Fifth Avenue Growth Fund                      $50,001-$100,000
----------------------------------------------------------------------------------------------------------------------
Clifford Greenberg                      Baron Small Cap Fund                                Over $1,000,000
----------------------------------------------------------------------------------------------------------------------
Michael Lippert                         Baron Asset Fund                                    $0
                                        Baron Growth Fund                                   $1-$10,000
                                        Baron Small Cap Fund                               $50,000-$100,000
                                        Baron iOPportunity Fund                            $100,001-$500,000
                                        Baron Fifth Avenue Growth Fund                     $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------


BOARD OF TRUSTEES AND OFFICERS
------------------------------

The Board of Trustees oversees the management of the Funds. The following table lists the Trustees and executive officers of the Funds, their date of birth, current positions held with the Funds, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for all five portfolios.


                                                                                                              OTHER
NAME, ADDRESS &              POSITION(S) HELD       LENGTH OF     PRINIPAL OCCUPATION(S)                      TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUNDS         TIME SERVED   DURING THE PAST FIVE YEARS                  HELD BY THE TRUSTEE
-------------                --------------         -----------   --------------------------                  ---------------------
INTERESTED TRUSTEES:

Ronald Baron *+              President, Chief       18 years      Chairman, CEO, and Director, Baron          None outside the
767 Fifth Avenue             Executive Officer,                   Capital, Inc. (1982-Present), Baron         Baron Funds Complex.
New York, NY 10153           Chief Investment                     Capital Management, Inc. (1983-Present),
DOB: May 23, 1943            Officer, Trustee and                 Baron Capital Group, Inc. (1984-Present),
                             Portfolio Manager                    BAMCO, Inc. (1987-Present); Portfolio
                                                                  Manager, Baron Asset Fund (1987-Present),
                                                                  Baron Growth Fund (1995-Present);
                                                                  President (2004-Present), Chairman (1999-
                                                                  2004), CIO and Trustee (1987-Present),
                                                                  Baron Investment Funds Trust; President
                                                                  (2004-Present), Chairman (1997-2004), CIO
                                                                  and Trustee (1997-Present), Baron Capital
                                                                  Funds Trust; President (2004-Present),
                                                                  Chairman (2003-2004), CIO and Trustee
                                                                  (2003-Present), Baron Select Funds.

Linda S. Martinson*+         Vice President,        18 years      General Counsel, Vice President and         None outside the
767 Fifth Avenue             Secretary, General                   Secretary, Baron Capital, Inc. (1983-       Baron Funds Complex.
New York, NY 10153           Counsel and Trustee                  Present), BAMCO, Inc. (1987-Present),
DOB: February 23, 1955                                            Baron Capital Group, Inc. (1984-Present),
                                                                  Baron Capital Management, Inc. (1983-
                                                                  Present); Vice President, Secretary,
                                                                  General Counsel and Trustee, Baron
                                                                  Investment Funds Trust (1987-Present);
                                                                  Vice President, Secretary, General Counsel
                                                                  and Trustee, Baron Capital Funds Trust
                                                                  (1997-Present); Vice President, General
                                                                  Counsel, Secretary and Trustee, Baron
                                                                  Select Funds (2003-Present).


NAME, ADDRESS &              POSITION(S) HELD       LENGTH OF     PRINIPAL OCCUPATION(S)                      TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUNDS         TIME SERVED   DURING THE PAST FIVE YEARS                  HELD BY THE TRUSTEE
-------------                --------------         -----------   --------------------------                  ---------------------
DISINTERESTED TRUSTEES:

Norman S. Edelcup#^**        Trustee                18 years      Director (2001-Present), and Senior         Director, Florida
244 Atlantic Isles                                                Vice President (2001-2004), Florida         Savings Bank (2001-
Sunny Isles Beach, FL 33160                                       Savings Bank; Mayor (October 2003-          Present); Director,
DOB: May 8, 1935                                                  Present), Commissioner, Sunny Isles         Valhi, Inc. (1975-
                                                                  Beach, Florida (2001-2003); Senior          Present)(diversified
                                                                  Vice President, Item Processing of          company).
                                                                  America (1999-2000) (a subsidiary
                                                                  of The Intercept Group); Chairman,
                                                                  Item Processing of America (1989-
                                                                  1999) (a financial institution
                                                                  service bureau); Director, Valhi,
                                                                  Inc. (1975-Present) (diversified
                                                                  company); Director, Artistic
                                                                  Greetings, Inc. (1985-1998);
                                                                  Trustee (1987-Present), Baron
                                                                  Investment Funds Trust; Trustee
                                                                  (1997-Present), Baron Capital Funds
                                                                  Trust; Trustee (2003-Present) Baron
                                                                  Select Funds.

David I. Fuente^**           Trustee                1 year        Director (1987-Present), Chairman           Director, Office
701 Tern Point Circle                               (Elected      (1987-2001) and CEO (1987-2000)             Depot (1987-Present);
Boca Raton, FL 33431                                10/04)        ffice Depot; Director, Ryder                Director, Ryder
DOB: September 10, 1945                                           Systems, Inc. (1998-Present);               Systems, Inc. (1998-
                                                                  Director, Dick's Sporting Goods,            Present); Director,
                                                                  Inc. (1993-Present); Trustee, Baron         Dick's Sporting
                                                                  Baron Investment Funds Trust (2004-         Goods, Inc. (1993-
                                                                  Present); Trustee, Baron Capital            Present).
                                                                  Funds Trust (2004-Present); and
                                                                  Trustee, Baron Select Funds (2004-
                                                                  Present).




                                                                                                              OTHER
NAME, ADDRESS &              POSITION(S) HELD       LENGTH OF     PRINIPAL OCCUPATION(S)                      TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUNDS         TIME SERVED   DURING THE PAST FIVE YEARS                  HELD BY THE TRUSTEE
-------------                --------------         -----------   --------------------------                  ---------------------
Charles N. Mathewson^**      Chairman and Trustee   18 years;     Chairman Emeritus (October 2003-            None outside the
9295 Prototype Road                                 Elected as    Present), Chairman, International           Baron Funds Complex.
Reno, NV 89521                                      Chairman      Game Technology, Inc. (1986-2003)
DOB: June 12, 1928                                  08/04         (manufacturer of microprocessor-
                                                                  controlled gaming machines and
                                                                  monitoring systems); Chairman,
                                                                  American Gaming Association (1994-
                                                                  2002); Chairman (2004-Present),
                                                                  Trustee (1987-Present), Baron
                                                                  Investment Funds Trust; Chairman
                                                                  (2004-Present), Trustee (1997-
                                                                  Present) Baron Capital Funds Trust;
                                                                  Chairman (2004-Present) Trustee
                                                                  (2003-Present) Baron Select Funds.

Harold W. Milner^**          Trustee                18 years      Retired; President and CEO, Kahler          None outside the
2293 Morningstar Drive                                            Realty Corporation (1985-1997)              Baron Funds Complex.
Park City, UT 84060                                               (hotel ownership and management);
DOB: November 11, 1934                                            Trustee, Baron Investment Funds
                                                                  Trust (1987-Present); Trustee
                                                                  Baron Capital Funds Trust (1997-
                                                                  Present); Trustee, Baron Select
                                                                  Funds (2003-Present).

Raymond Noveck+#^**          Trustee                18 years      Private Investor (1999-Present);            None outside the
31 Karen Road                                                     President, The Medical Information          Baron Funds complex.
Waban, MA 02168                                                   Line, Inc. (1997-1998) (health care
DOB: May 4, 1943                                                  information); President, Strategic
                                                                  Systems, Inc. (1990-1997) (health
                                                                  care information); Director,
                                                                  Horizon/CMS Healthcare Corporation
                                                                  (1987-1997); Trustee, Baron Investment
                                                                  Funds Trust(1987-Present); Trustee,
                                                                  Baron Capital Funds Trust(1997- Present);
                                                                  Trustee, Baron Select Funds (2003-Present).




                                                                                                              OTHER
NAME, ADDRESS &              POSITION(S) HELD       LENGTH OF     PRINIPAL OCCUPATION(S)                      TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUNDS         TIME SERVED   DURING THE PAST FIVE YEARS                  HELD BY THE TRUSTEE
-------------                --------------         -----------   --------------------------                  ---------------------
David A. Silverman, MD^**    Trustee                18 years      Physician and Faculty, New York             Director, New York
146 Central Park West                                             University School of Medicine               Blood Center (1999-
New York, NY 10024                                                (1976-Present); Trustee, Baron              Present).
DOB: March 14, 1950                                               Investment Funds Trust (1987-
                                                                  Present); Trustee, Baron Capital
                                                                  Funds Trust(1997-Present);
                                                                  Trustee, Baron Select Funds (2003-
                                                                  Present).

Alex Yemenidjian^**          Trustee                Appointed     Trustee, Baron Investment Funds Trust       Director, Guess? Inc.
1925 Century Park East                              01/06         (2006-Present); Chairman and CEO,           (2005-Present);
Suite 1975                                                        Armenco Holdings, LLC (2005-Present)        Director, Regal
                                                                  (investment company); Director, Guess?,     Entertainment Group
                                                                  Inc. (2005-Present)(retail); Director,      (2005-Present); The
                                                                  Regal Entertainment Group (2005-            Lincy Foundation
                                                                  Present)(entertainment company),            (1989-Present); The
                                                                  The Lincy Foundation (1989-                 United Armenian Fund
                                                                  Present), The United Armenian Fund          (1989-Present); USC
                                                                  (1989-Present), USC Marshall                Marshall School of
                                                                  School of Business Board of Leaders         Business Board of
                                                                  (2005-Present); Co-chair of Imagine         Leaders (2005-
                                                                  the Arts Campaign, California State         Present); Co-chair of
                                                                  University-Northridge (2005-Present);       Imagine the Arts
                                                                  Chairman and CEO, Metro-Goldwyn-Mayer, Inc. Campaign, California
                                                                  (1999-2005); Director and member of         State University-
                                                                  Executive Committee, MGM MIRAGE, Inc.       Northridge (2005-
                                                                  (1989-2005); President and COO, MGM         Present).
                                                                  Grand, Inc. (now MGM MIRAGE, Inc.)
                                                                  (1989-1999); Managing Partner,
                                                                  Parks, Palmer, Turner &
                                                                  Yemenidjian (1984-1989)(certified
                                                                  public accounting firm).



                                      -18-


                                                                                                              OTHER
NAME, ADDRESS &              POSITION(S) HELD       LENGTH OF     PRINIPAL OCCUPATION(S)                      TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                WITH THE FUNDS         TIME SERVED   DURING THE PAST FIVE YEARS                  HELD BY THE TRUSTEE
-------------                --------------         -----------   --------------------------                  ---------------------

ADDITIONAL OFFICERS
OF THE FUNDS:

Clifford Greenberg           Senior Vice President  9 years       Senior Vice President, Baron Capital, Inc., None.
767 Fifth Avenue             and Portfolio Manager                Baron Capital Group, Inc., and BAMCO, Inc.,
New York, NY 10153                                                (2003-Present); Vice President, Baron
DOB: April 30, 1959                                               Capital, Inc., Baron Capital Group, Inc.,
                                                                  and BAMCO, Inc. (1997-2003); Director,
                                                                  Baron Capital, Inc. and Baron Capital Group,
                                                                  Inc. (2000-Present); Director, BAMCO, Inc.
                                                                  and Baron Capital Management, Inc. (2003-
                                                                  Present); Portfolio Manager, Baron Small Cap
                                                                  Fund (1997-Present); General Partner, HPB
                                                                  Associates, LP (1984-1996) (investment
                                                                  partnership).

Andrew Peck                  Vice President and     3 years       Vice President and Co-Portfolio Manager,    None.
767 Fifth Avenue             Co-Portfolio Manager                 Baron Asset Fund (2003-Present), Analyst,
New York, NY 10153                                                Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                Vice President         18 years      Senior Analyst, Vice President and          None.
767 Fifth Avenue                                                  Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                             (1984-Present).

Peggy C. Wong                Treasurer and Chief    18 years      Treasurer and Chief Financial Officer,      None.
767 Fifth Avenue             Financial Officer                    Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                               Management, Inc. (1987-Present).
-----------------------------------------------------------------------------------------------------------------------------------

* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
#    Members of the Audit Committee.
^    Members of the Nominating Committee.
**   Members of the Independent Committee.

This information supplements the prospectus dated January 27, 2006. This supplement and the prospectus and statement of additional information constitute a current prospectus and statement of additional information. To request another copy of the prospectus or statement of additional information, please call 1-800-992-2766 or visit our website at BaronFunds.com